Commitments And Contingencies (Unrecorded Contractual Commitments For The Purchase Of Flight Equipment) (Details) - Purchase Obligations [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) item
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Number of forward orders | item	413
Unrecorded Number of purchase-leaseback transactions | item	34
Flight Equipment Held For Operating Leases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	$ 3,883,380
2017	5,647,627
2018	5,817,938
2019	4,484,003
2020	3,608,082
Thereafter	3,017,180
Total	$ 26,458,210